iShares
®
MSCI India ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Bharat Electronics Ltd. ..................... 17,569,811 $ 75,911,239
Hindustan Aeronautics Ltd. .................. 855,882 38,761,129
114,672,368
a
Automobile Components  —  1 .6%
Balkrishna Industries Ltd. ................... 364,759 8,465,594
Bharat Forge Ltd. ......................... 1,250,988 25,744,018
Bosch Ltd. ............................. 34,476 13,286,979
MRF Ltd. .............................. 10,808 14,035,050
Samvardhana Motherson International Ltd. ....... 20,528,233 31,463,686
Tube Investments of India Ltd. ................ 513,180 16,961,265
109,956,592
a
Automobiles  —  6 .2%
Bajaj Auto Ltd. ........................... 328,127 36,110,734
Eicher Motors Ltd. ........................ 698,898 52,774,086
Hero MotoCorp Ltd. ....................... 583,020 30,074,774
Mahindra & Mahindra Ltd. ................... 4,297,460 137,684,283
Maruti Suzuki India Ltd. .................... 596,007 82,304,642
Tata Motors Passenger Vehicles Ltd. ............ 9,472,314 39,249,558
TVS Motor Co. Ltd. ....................... 1,209,490 42,710,916
420,908,993
a
Banks  —  19 .2%
AU Small Finance Bank Ltd.
(a)
................ 2,726,663 28,251,840
Axis Bank Ltd. ........................... 11,155,493 151,092,236
Bank of Baroda .......................... 7,091,389 20,031,000
Canara Bank ............................ 11,671,968 16,069,123
Federal Bank Ltd. ........................ 9,952,354 30,252,950
HDFC Bank Ltd. ......................... 53,030,475 415,704,988
ICICI Bank Ltd. .......................... 23,940,518 316,475,589
IDFC First Bank Ltd. ....................... 22,655,278 16,995,226
Indian Bank ............................ 1,692,172 14,837,676
IndusInd Bank Ltd. ........................ 2,849,458 27,408,088
Kotak Mahindra Bank Ltd. ................... 27,526,443 111,288,109
Punjab National Bank ...................... 16,380,741 18,283,191
State Bank of India ........................ 9,314,556 94,540,146
Union Bank of India Ltd. .................... 10,714,642 18,928,557
Yes Bank Ltd.
(b)
.......................... 82,377,019 20,069,101
1,300,227,820
a
Beverages  —  0 .8%
United Spirits Ltd. ........................ 1,489,478 19,903,467
Varun Beverages Ltd. ...................... 6,536,102 36,298,995
56,202,462
a
Broadline Retail  —  0 .2%
Vishal Mega Mart Ltd.
(b)
..................... 11,370,269 14,550,448
a
Building Products  —  0 .3%
Astral Ltd. .............................. 532,490 8,837,320
Supreme Industries Ltd. .................... 308,900 11,536,438
20,373,758
a
Capital Markets  —  1 .0%
BSE Ltd. .............................. 879,936 38,384,714
HDFC Asset Management Co. Ltd.
(a)
............ 929,538 26,158,741
Multi Commodity Exchange of India Ltd. ......... 25,106 781,208
65,324,663
a
Chemicals  —  2 .3%
Asian Paints Ltd. ......................... 1,923,921 54,127,595
Coromandel International Ltd. ................ 544,575 10,049,205
PI Industries Ltd. ......................... 315,866 9,226,612
Security Shares Value
a
Chemicals (continued)
Pidilite Industries Ltd. ...................... 1,472,880 $ 23,009,056
Solar Industries India Ltd. ................... 118,985 22,851,008
SRF Ltd. .............................. 706,790 20,186,314
UPL Ltd. ............................... 2,422,661 16,437,935
155,887,725
a
Construction & Engineering  —  2 .3%
Larsen & Toubro Ltd. ...................... 3,385,837 145,370,135
Voltas Ltd. ............................. 993,805 13,026,851
158,396,986
a
Construction Materials  —  2 .0%
Ambuja Cements Ltd. ...................... 2,853,353 13,455,773
Grasim Industries Ltd. ...................... 1,392,550 45,740,985
Shree Cement Ltd. ........................ 41,799 11,123,525
UltraTech Cement Ltd. ..................... 523,690 63,265,838
133,586,121
a
Consumer Finance  —  4 .1%
Bajaj Finance Ltd. ........................ 12,435,016 118,905,389
Cholamandalam Investment and Finance Co. Ltd. ... 2,094,445 33,878,194
L&T Finance Ltd. ......................... 4,275,635 12,895,394
Muthoot Finance Ltd. ...................... 584,891 20,600,779
SBI Cards & Payment Services Ltd. ............ 1,213,688 7,974,579
Shriram Finance Ltd. ...................... 7,083,315 70,607,868
Sundaram Finance Ltd. ..................... 315,444 13,911,954
278,774,157
a
Consumer Staples Distribution & Retail  —  0 .5%
Avenue Supermarts Ltd.
(a) (b)
.................. 735,736 31,349,695
a
Diversified Telecommunication Services  —  0 .6%
Indus Towers Ltd.
(b)
....................... 6,123,694 28,502,237
Tata Communications Ltd. ................... 552,636 11,431,571
39,933,808
a
Electric Utilities  —  1 .6%
Power Grid Corp. of India Ltd. ................ 21,013,598 64,255,641
Tata Power Co. Ltd. (The) ................... 7,362,747 32,601,980
Torrent Power Ltd. ........................ 848,431 12,678,566
109,536,187
a
Electrical Equipment  —  3 .3%
ABB India Ltd. ........................... 234,039 17,880,466
Bharat Heavy Electricals Ltd. ................. 5,935,248 26,037,907
CG Power & Industrial Solutions Ltd. ............ 3,270,203 31,603,788
GE Vernova T&D India Ltd. .................. 642,784 34,836,186
Havells India Ltd. ......................... 985,774 12,212,990
Hitachi Energy India Ltd. .................... 64,289 26,004,047
Polycab India Ltd. ........................ 255,753 25,510,849
Siemens Energy India Ltd. ................... 423,125 17,245,560
Suzlon Energy Ltd.
(b)
...................... 49,987,271 29,966,050
221,297,843
a
Financial Services  —  2 .6%
Aditya Birla Capital Ltd.
(b)
................... 3,768,516 14,407,924
Bajaj Finserv Ltd. ......................... 1,909,043 35,826,153
Bajaj Holdings & Investment Ltd. .............. 131,220 14,309,822
Jio Financial Services Ltd. ................... 14,494,995 36,451,690
One 97 Communications Ltd.
(b)
................ 2,015,932 23,747,866
Power Finance Corp. Ltd. ................... 6,396,435 28,841,457
REC Ltd. .............................. 6,247,240 22,196,812
175,781,724
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI India ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Food Products  —  1 .9%
Britannia Industries Ltd. .................... 517,916 $ 28,373,619
Marico Ltd. ............................. 2,726,727 23,573,527
Nestle India Ltd. ......................... 2,962,749 44,332,081
Tata Consumer Products Ltd. ................. 2,732,639 33,896,230
130,175,457
a
Gas Utilities  —  0 .3%
GAIL India Ltd. .......................... 11,822,951 20,465,039
a
Health Care Providers & Services  —  1 .6%
Apollo Hospitals Enterprise Ltd. ............... 515,392 44,344,470
Fortis Healthcare Ltd. ...................... 2,504,292 24,463,828
Max Healthcare Institute Ltd. ................. 3,631,334 36,878,431
105,686,729
a
Hotels, Restaurants & Leisure  —  1 .2%
Eternal Ltd.
(b)
............................ 11,715,509 30,876,103
Indian Hotels Co. Ltd. (The) , Class A ............ 4,136,144 28,482,293
Swiggy Ltd.
(b)
........................... 7,333,462 19,873,301
79,231,697
a
Household Durables  —  0 .4%
Dixon Technologies India Ltd. ................ 191,689 23,239,979
a
Independent Power and Renewable Electricity Producers  —  2 .3%
Adani Power Ltd.
(b)
........................ 15,259,331 39,085,486
JSW Energy Ltd. ......................... 1,941,127 12,151,311
NHPC Ltd. ............................. 11,432,229 9,489,515
NTPC Ltd. ............................. 21,431,031 87,255,557
Talwandi Sabo Power Ltd.
(b)
.................. 6,380,081 8,127,888
156,109,757
a
Industrial Conglomerates  —  0 .2%
Siemens Ltd.
(b)
.......................... 401,448 16,236,577
a
Insurance  —  2 .0%
HDFC Life Insurance Co. Ltd.
(a)
............... 4,700,633 29,427,968
ICICI Lombard General Insurance Co. Ltd.
(a)
....... 1,279,408 24,130,021
ICICI Prudential Life Insurance Co. Ltd.
(a)
......... 1,746,610 9,261,906
PB Fintech Ltd.
(b)
......................... 1,686,293 30,203,494
SBI Life Insurance Co. Ltd.
(a)
................. 2,310,021 44,499,173
137,522,562
a
Interactive Media & Services  —  0 .3%
Info Edge India Ltd. ....................... 1,709,200 17,891,704
a
IT Services  —  6 .9%
HCL Technologies Ltd. ..................... 4,492,724 56,129,685
Infosys Ltd. ............................. 15,264,102 186,892,174
LTM Ltd.
(a)
............................. 327,418 14,034,707
Mphasis Ltd. ............................ 576,557 13,806,886
Persistent Systems Ltd. .................... 513,173 28,095,969
Tata Consultancy Services Ltd. ............... 4,010,068 95,395,313
Tech Mahindra Ltd. ....................... 2,703,706 42,297,770
Wipro Ltd. .............................. 12,848,435 27,744,466
464,396,970
a
Life Sciences Tools & Services  —  0 .6%
Divi's Laboratories Ltd. ..................... 600,635 42,137,895
a
Machinery  —  1 .5%
Ashok Leyland Ltd. ....................... 14,405,289 23,562,826
Cummins India Ltd. ....................... 672,961 41,648,538
Tata Motors Ltd. .......................... 9,244,207 36,904,503
102,115,867
a
Security Shares Value
a
Metals & Mining  —  4 .8%
APL Apollo Tubes Ltd. ..................... 949,475 $ 18,298,282
Hindalco Industries Ltd. .................... 6,532,619 77,457,957
Jindal Stainless Ltd. ....................... 1,422,774 10,257,954
Jindal Steel Ltd. .......................... 1,854,851 23,578,525
JSW Steel Ltd. .......................... 3,098,315 41,678,073
National Aluminium Co. Ltd. .................. 3,983,276 17,807,465
NMDC Ltd. ............................. 14,036,137 13,000,964
Tata Steel Ltd. ........................... 36,999,466 81,083,337
Vedanta Aluminium Metal Ltd.
(b)
............... 6,380,081 8,127,887
Vedanta Iron and Steel Ltd.
(b)
................. 6,380,081 8,127,887
Vedanta Ltd. ............................ 7,008,730 26,013,455
325,431,786
a
Oil, Gas & Consumable Fuels  —  8 .8%
Bharat Petroleum Corp. Ltd. ................. 7,851,870 24,619,000
Coal India Ltd. ........................... 7,902,166 38,072,748
Hindustan Petroleum Corp. Ltd. ............... 4,647,382 19,252,964
Indian Oil Corp. Ltd. ....................... 13,763,085 20,307,621
Malco Energy Ltd.
(b)
....................... 6,380,081 8,127,887
Oil & Natural Gas Corp. Ltd. ................. 12,724,046 35,554,467
Oil India Ltd. ............................ 1,822,937 9,138,168
Petronet LNG Ltd. ........................ 3,318,183 9,465,350
Reliance Industries Ltd. .................... 30,769,847 427,761,991
592,300,196
a
Passenger Airlines  —  0 .7%
InterGlobe Aviation Ltd.
(a)
................... 969,581 44,859,752
a
Personal Care Products  —  1 .8%
Colgate-Palmolive India Ltd. ................. 560,187 12,146,623
Dabur India Ltd. .......................... 1,954,415 9,121,975
Godrej Consumer Products Ltd. ............... 2,024,179 21,920,262
Hindustan Unilever Ltd. ..................... 3,563,255 80,734,593
123,923,453
a
Pharmaceuticals  —  3 .9%
Alkem Laboratories Ltd. .................... 206,199 11,933,496
Aurobindo Pharma Ltd. ..................... 1,352,810 20,302,397
Cipla Ltd. .............................. 2,596,702 38,283,607
Dr Reddy's Laboratories Ltd. ................. 2,568,592 35,398,647
Lupin Ltd. .............................. 1,090,003 25,994,254
Mankind Pharma Ltd. ...................... 508,739 12,718,343
Sun Pharmaceutical Industries Ltd. ............. 4,417,309 83,601,374
Torrent Pharmaceuticals Ltd. ................. 509,764 23,668,074
Zydus Lifesciences Ltd. .................... 853,375 9,671,233
261,571,425
a
Real Estate Management & Development  —  1 .3%
DLF Ltd. ............................... 3,279,911 20,381,166
Godrej Properties Ltd. ..................... 700,820 13,001,320
Lodha Developers Ltd.
(a)
.................... 1,366,240 13,484,825
Oberoi Realty Ltd. ........................ 601,013 10,796,626
Phoenix Mills Ltd. (The) .................... 1,000,491 18,653,365
Prestige Estates Projects Ltd. ................ 853,427 12,295,824
88,613,126
a
Semiconductors & Semiconductor Equipment  —  0 .2%
WAAREE Energies Ltd. .................... 421,237 13,918,085
a
Software  —  0 .2%
Oracle Financial Services Software Ltd. .......... 111,194 11,681,132
a

iShares
®
MSCI India ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Specialty Retail  —  0 .8%
FSN E-Commerce Ventures Ltd.
(b)
............. 5,621,586 $ 15,462,653
Trent Ltd. .............................. 898,445 39,916,742
55,379,395
a
Textiles, Apparel & Luxury Goods  —  1 .3%
Page Industries Ltd. ....................... 29,246 11,753,128
Titan Co. Ltd. ........................... 1,777,553 76,182,589
87,935,717
a
Tobacco  —  0 .7%
ITC Ltd. ............................... 14,978,350 45,193,227
a
Trading Companies & Distributors  —  0 .4%
Adani Enterprises Ltd. ..................... 861,389 26,616,702
a
Transportation Infrastructure  —  0 .9%
Adani Ports & Special Economic Zone Ltd. ........ 2,619,915 49,735,752
GMR Airports Ltd.
(b)
....................... 11,932,308 12,603,305
62,339,057
a
Security Shares Value
a
Wireless Telecommunication Services  —  4 .2%
Bharti Airtel Ltd. .......................... 13,718,294 $ 263,943,435
Vodafone Idea Ltd.
(b)
....................... 132,057,948 19,449,993
283,393,428
a
Total Long-Term Investments — 99.5%
(Cost: $ 5,530,014,077 ) ............................... 6,725,128,064
a
Short-Term Securities
Money Market Funds  —  2 .7%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 180,648,255 180,648,255
a
Total Short-Term Securities — 2.7%
(Cost: $ 180,648,255 ) ................................ 180,648,255
Total Investments — 102.2%
(Cost: $ 5,710,662,332 ) ............................... 6,905,776,319
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (147,418,252)
Net Assets — 100.0% ................................. $ 6,758,358,067
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 256,650,000 $ — $ (76,001,745)
(a)
$ — $ — $ 180,648,255 180,648,255 $ 7,435,169 $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index ................................................................ 736 06/30/26 $ 34,917 $ (54,157)

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI India ETF
4
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 267,039,392  $ 6,458,088,672  $ —  $ 6,725,128,064
Short-Term Securities
Money Market Funds ...................................... 180,648,255  —  —  180,648,255
$ 447,687,647  $ 6,458,088,672  $ —  $ 6,905,776,319
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (54,157) $ —  $ —  $ (54,157)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)